LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.43%
INVESTMENT COMPANIES–96.43%
Equity Funds–77.54%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	62,653	$5,063,062
LVIP Channing Small Cap Value Fund	194,437	2,414,519
LVIP Delaware U.S. Growth Fund	129,250	1,528,121
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	335,216	4,177,128
LVIP MFS Value Fund	602,064	33,147,226
LVIP SSGA Mid-Cap Index Fund	546,485	7,374,810
LVIP SSGA Nasdaq-100 Index Fund	156,859	2,028,026
LVIP SSGA S&P 500 Index Fund	1,601,360	46,801,356
LVIP SSGA Small-Cap Index Fund	295,349	9,654,670
LVIP T. Rowe Price Growth Stock Fund	529,318	30,547,508
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	264,144	8,448,655
LVIP Wellington SMID Cap Value Fund	467,879	12,531,201
		163,716,282
Fixed Income Funds–18.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	214,187	1,963,666
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Delaware Bond Fund	1,453,524	$16,930,653
LVIP JPMorgan Core Bond Fund	1,302,003	12,793,477
LVIP SSGA Bond Index Fund	673,538	6,684,862
		38,372,658
Global Equity Fund–0.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	202,394	1,495,086
		1,495,086
Total Affiliated Investments (Cost $163,902,664)		203,584,026

UNAFFILIATED INVESTMENT–3.49%
INVESTMENT COMPANY–3.49%
Money Market Fund–3.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	7,377,814	7,377,814
Total Unaffiliated Investment (Cost $7,377,814)		7,377,814

TOTAL INVESTMENTS–99.92% (Cost $171,280,478)	210,961,840
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	168,014
NET ASSETS APPLICABLE TO 17,577,839 SHARES OUTSTANDING–100.00%	$211,129,854

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
7	E-mini Russell 2000 Index	$751,065	$738,113	6/21/24	$12,952	$—
13	E-mini S&P 500 Index	3,450,525	3,374,287	6/21/24	76,238	—
4	E-mini S&P MidCap 400 Index	1,230,960	1,194,463	6/21/24	36,497	—
Total Futures Contracts					$125,687	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$203,584,026	$—	$—	$203,584,026
Unaffiliated Investment Company	7,377,814	—	—	7,377,814
Total Investments	$210,961,840	$—	$—	$210,961,840
Derivatives:
Assets:
Futures Contracts	$125,687	$—	$—	$125,687
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Number of Shares 03/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.43%@
Equity Funds-77.54%@
✧✧LVIP Baron Growth Opportunities Fund	$4,727,881	$106,298	$98,315	$1,493	$325,705	$5,063,062	62,653	$—	$—
✧✧LVIP Channing Small Cap Value Fund	2,246,286	45,669	85,102	3,684	203,982	2,414,519	194,437	—	—
✧✧LVIP Delaware U.S. Growth Fund	937,284	480,204	24,571	551	134,653	1,528,121	129,250	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,951,955	79,027	175,336	2,823	318,659	4,177,128	335,216	—	—
✧✧LVIP MFS Value Fund	30,243,122	851,865	632,551	5,567	2,679,223	33,147,226	602,064	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	6,819,461	138,993	251,523	7,511	660,368	7,374,810	546,485	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,882,251	39,712	55,490	1,926	159,627	2,028,026	156,859	—	—
✧✧LVIP SSGA S&P 500 Index Fund	42,908,871	906,631	1,509,014	58,108	4,436,760	46,801,356	1,601,360	—	—
✧✧LVIP SSGA Small-Cap Index Fund	9,305,384	185,059	304,821	2,422	466,626	9,654,670	295,349	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	27,636,913	594,095	1,251,189	101,750	3,465,939	30,547,508	529,318	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,924,852	162,820	499,403	1,185	859,201	8,448,655	264,144	—	—
✧✧LVIP Wellington SMID Cap Value Fund	12,023,291	242,245	400,828	(29,316)	695,809	12,531,201	467,879	—	—
Fixed Income Funds-18.18%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	1,808,568	187,063	39,325	(2,593)	9,953	1,963,666	214,187	—	—
✧✧LVIP Delaware Bond Fund	16,039,463	1,324,175	338,204	(73,593)	(21,188)	16,930,653	1,453,524	—	—
✧✧LVIP JPMorgan Core Bond Fund	12,071,972	1,025,746	255,620	(226)	(48,395)	12,793,477	1,302,003	—	—
✧✧LVIP SSGA Bond Index Fund	7,233,592	151,247	635,158	(116,660)	51,841	6,684,862	673,538	—	—
Global Equity Fund-0.71%@
✧✧LVIP BlackRock Real Estate Fund	1,482,649	65,356	29,493	(2,667)	(20,759)	1,495,086	202,394	—	—
Total	$189,243,795	$6,586,205	$6,585,943	$(38,035)	$14,378,004	$203,584,026		$—	$—

@ As a percentage of Net Assets as of March 31, 2024.
✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4